Cash and Cash Equivalents	9 Months Ended
Sep. 30, 2023
Cash and Cash Equivalents
Cash and Cash Equivalents

3. Cash and Cash Equivalents

As of September 30, 2023 and December 31, 2022, cash and cash equivalents consist of cash on hand and cash in bank which is potentially subject to concentration of credit risk. Such balance is maintained at financial institutions that management determines to be of high-credit quality. Cash accounts at each institution are insured by the Federal Deposit Insurance Corporation in the U.S.A or Central Deposit Insurance Corporation in Taiwan up to certain limits. At times, such deposits may be in excess of the insurance limit. The Company has not experienced any losses on its deposits.